Employee compensation and benefits - Fair value of plan assets by asset classes (Details) - Pension Plan - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	$ 41,384	$ 42,505
- equities	197	268
– bonds	36,295	36,198
– derivatives	1,864	1,973
– property	1,094	1,106
– other	1,934	2,960
Principal plan | HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1,037	973
- equities	0	0
– bonds	0	0
– derivatives	1,037	973
– property	0	0
– other	0	0
Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	10,047	10,485
- equities	892	1,484
– bonds	7,080	7,624
– derivatives	7	(57)
– property	123	192
– other	1,945	1,242
Other plans | HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	52	54
- equities	5	3
– bonds	5	10
– derivatives	0	0
– property	0	0
– other	42	41
Quoted market price in active market | Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	36,270	37,689
- equities	5	7
– bonds	35,612	35,479
– derivatives	0	0
– property	0	0
– other	653	2,203
Pooled investment vehicles	0	696
Quoted market price in active market | Principal plan | Index linked
Disclosure of fair value of plan assets [line items]
– bonds	18,160	18,468
Quoted market price in active market | Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	8,248	9,512
- equities	668	1,069
– bonds	6,490	7,143
– derivatives	(13)	0
– property	119	157
– other	984	1,143
No quoted market price in active market | Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	5,114	4,816
- equities	192	261
– bonds	683	719
– derivatives	1,864	1,973
– property	1,094	1,106
– other	1,281	757
Pooled investment vehicles	1,281	757
No quoted market price in active market | Principal plan | Equity investments
Disclosure of fair value of plan assets [line items]
- equities	192	261
No quoted market price in active market | Principal plan | Fixed income
Disclosure of fair value of plan assets [line items]
– bonds	18,315	17,730
No quoted market price in active market | Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1,799	973
- equities	224	415
– bonds	590	481
– derivatives	20	(57)
– property	4	35
– other	$ 961	$ 99